Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net deferred tax assets
Deferred tax assets	SFr 4,337	SFr 4,887
Net operating loss carry-forwards	5,657	6,142
Net operating loss carry-forwards, after allocation of valuation allowances	1,437	1,632
Temporary differences	2,900	3,255
Deferred tax liabilities	167	268
Deferred Tax Assets (Liabilities), Net	4,170	4,619
Net deferred tax assets change	(449)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(64)
Accumulated undistributed earnings from foreign subsidiaries	17,200	SFr 9,100
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 303